SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

HARTFORD CAPITAL APPRECIATION HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS DATED MAY 1, 2011, AS LAST AMENDED JULY 14, 2011

At a meeting of the Board of Directors of Hartford Series Fund, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of Hartford Capital Appreciation HLS Fund (the “Fund”).  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.  Accordingly, effective March 1, 2012, the above referenced Prospectus is revised as follows:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE”, the last paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.775% of the first $250 million, 0.725% of the next $250 million, 0.675% of the next $500 million, 0.625% of the next $1.5 billion, 0.620% of the next $2.5 billion, 0.615% of the next $5 billion, and 0.610% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

HARTFORD DIVIDEND AND GROWTH HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS DATED MAY 1, 2011, AS LAST AMENDED JUNE 1, 2011

At a meeting of the Board of Directors of Hartford Series Fund, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of Hartford Dividend and Growth HLS Fund (the “Fund”).  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.  Accordingly, effective March 1, 2012, the above referenced Prospectus is revised as follows:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE”, the last paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.775% of the first $250 million, 0.725% of the next $250 million, 0.675% of the next $500 million, 0.625% of the next $1.5 billion, 0.620% of the next $2.5 billion, 0.615% of the next $5 billion, and 0.610% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

HARTFORD HIGH YIELD HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS DATED MAY 1, 2011, AS LAST AMENDED JUNE 1, 2011,

AND SUMMARY PROSPECTUS DATED MAY 1, 2011

At a meeting of the Board of Directors of Hartford Series Fund, Inc. (the “Board”) on February 1, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of the Hartford High Yield HLS Fund (the “Fund”).  Accordingly, as of March 5, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.

Sub-Adviser Change

Accordingly, as of March 5, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following disclosure is added after the highest and lowest quarterly results:

Please see the “Related Composite Performance” section in the Fund’s prospectus for performance information for other accounts managed by Wellington Management with investment objectives and strategies similar to those of the Fund.

4.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is HL Investment Advisors, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Christopher A. Jones, CFA	Senior Vice President and Fixed Income Portfolio Manager	2012

5.             Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the third and fourth paragraphs are deleted and replaced with the following:

The sub-adviser, Wellington Management, combines top-down strategy with bottom-up fundamental research and comprehensive risk management within the portfolio construction process. Bottom-up, internally generated, fundamental research is combined with top down/sector themes which includes an analysis of the business cycle, together with sector and quality positioning. An important component of the portfolio construction process aims to build portfolios that are well diversified by industry but also take advantage of favorable secular or cyclical industry trends. Business cycle analysis is important in determining the overall risk posture of the Fund. Risk control is emphasized throughout the investment process through strong credit research, portfolio diversification, and sophisticated analytics.

6.             Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2011, Wellington Management had investment management authority with respect to approximately $651 billion in assets.

7.             Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Manager.  The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Christopher A. Jones, CFA, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Jones joined Wellington Management as an investment professional in 1994.

8.             Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the last sentence of the first paragraph is deleted and replaced with the following:

A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund will be available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30, 2012.

9.             Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  As of March 5, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

10.           The following is added as a new section after the “PERFORMANCE NOTES” section in the Prospectus (with corresponding changes to the table of contents):

RELATED COMPOSITE PERFORMANCE

The following tables present the past performance of a composite of certain accounts managed by Wellington Management, which serves as the sub-adviser to the Fund. Wellington Management’s Core High Yield Composite consists of all fee paying accounts under discretionary management by Wellington Management in Wellington Management’s Core High Yield investment strategy that have investment objectives, policies and strategies substantially similar to those of the Fund. The performance has been adjusted to reflect the operating costs of the Fund. Historical performance has been prepared in compliance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the tables does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Wellington Management in managing all Core High Yield portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. To calculate the performance of the composite net of Class IA expenses, the total annual fund operating expenses for Class IA shares, as set forth in the Fund’s fee table in the Summary Section, were used. The expenses are higher than the highest management fee applicable to any account in the composite.

The accounts that are included in Wellington Management’s Core High Yield Composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite may have been less favorable had it been regulated as an investment company under the federal securities laws.

The historical performance of Wellington Management’s Core High Yield Composite is not that of the Fund, is not a substitute for the Fund’s performance and is not necessarily indicative of any fund’s future results. Information about the past performance of the Fund appears in this prospectus under the heading “SUMMARY SECTION — Past Performance.”  Wellington Management replaced the Fund’s prior sub-adviser as of March 5, 2012 and the performance of Wellington Management’s Core High Yield Composite represents its performance managing Core High Yield portfolios, which, as described above, are those with investment objectives, policies and strategies substantially similar to those of the Fund.  The Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing the Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance.

WELLINGTON MANAGEMENT CORE HIGH YIELD COMPOSITE PERFORMANCE*

Average Annual Total Returns for the Periods Ended December 31, 2011:

	1 Year	5 Years	10 Years
Composite (Net of Class IA expenses)	4.68%	8.03%	8.61%
Composite (Gross)	5.45%	8.83%	9.41%
Barclays Capital U.S. Corporate High-Yield Bond Index	4.98%	7.54%	8.85%

Total Returns For the Periods Ended December 31, 2011:

	2007	2008	2009	2010	2011
Composite (Net of Class IA expenses)	1.60%	-18.50%	48.73%	14.15%	4.68%
Composite (Gross)	2.35%	-17.90%	49.83%	14.99%	5.45%
Barclays Capital U.S. Corporate High-Yield Bond Index	1.87%	-26.16%	58.21%	15.12%	4.98%

	2002	2003	2004	2005	2006
Composite (Net of Class IA expenses)	-3.31%	28.85%	9.54%	2.39%	11.07%
Composite (Gross)	-2.60%	29.81%	10.36%	3.15%	11.89%
Barclays Capital U.S. Corporate High-Yield Bond Index	-1.41%	28.97%	11.13%	2.74%	11.85%

* This is not the performance of the Fund. While the number of accounts included in the Core High Yield Composite has varied over time, as of December 31, 2011, it was composed of six accounts, totaling approximately $762 million.

Management Fee Schedule Change

As of March 1, 2012, the above referenced Prospectus is revised as follows:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE,” the last paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.700% of the first $500 million, 0.675% of the next $500 million, 0.625% of the next $1.5 billion, 0.615% of the next $2.5 billion, 0.605% of the next $5 billion, and 0.595% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS DATED MAY 1, 2011, AS LAST AMENDED JUNE 1, 2011

At a meeting of the Board of Directors of Hartford Series Fund, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of Hartford International Opportunities HLS Fund (the “Fund”).  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.  Accordingly, effective March 1, 2012, the above referenced Prospectus is revised as follows:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE”, the last paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.775% of the first $250 million, 0.725% of the next $250 million, 0.675% of the next $500 million, 0.625% of the next $1.5 billion, 0.620% of the next $2.5 billion, 0.615% of the next $5 billion, and 0.610% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

HARTFORD MIDCAP VALUE HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS DATED MAY 1, 2011, AS LAST AMENDED JUNE 1, 2011

At a meeting of the Board of Directors of Hartford Series Fund, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of Hartford MidCap Value HLS Fund (the “Fund”).  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.  Accordingly, effective March 1, 2012, the above referenced Prospectus is revised as follows:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE”, the last paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.800% of the first $500 million, 0.725% of the next $500 million, 0.675% of the next $1.5 billion, 0.670% of the next $2.5 billion, 0.665% of the next $5 billion, and 0.660% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

HARTFORD MONEY MARKET HLS FUND PROSPECTUS

DATED MARCH 1, 2011, AS LAST SUPPLEMENTED AUGUST 5, 2011

Effective March 1, 2012, the Prospectus of Hartford Money Market HLS Fund (the “Fund”) is revised as follows:

Effective March 1, 2012, the Board of Directors approved a six months’ extension of the reduction of payment of distribution and service fees under the Fund’s 12b-1 Plan of Distribution to zero currently in effect for Class IB.  The 12b-1 payments to financial intermediaries by the Fund’s distributor will be zero for Class IB during this time period.  The Hartford may be required to pay out of its own resources the equivalent of 12b-1 fees to financial intermediaries notwithstanding the reduction of the 12b-1 fees.  The Board expects to reconsider the level of 12b-1 fees at its August 2012 meeting.  The Board’s action may be changed at any time.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

February 2012

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

HARTFORD TOTAL RETURN BOND HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2011, AS LAST AMENDED DECEMBER 15, 2011

The Board of Directors of Hartford Series Fund, Inc. (the “Board”) has approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of the Hartford Total Return Bond HLS Fund (the “Fund”).  Accordingly, as of March 5, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board has also approved changes to the fee structure of the Fund.  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.

Sub-Adviser Change

Accordingly, as of March 5, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       The following replaces (a) the sentence immediately preceding the last sentence of the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the sentence immediately preceding the last sentence of the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus:

Additionally, the Fund may invest up to 40% of its total assets in debt securities of foreign issuers, including from emerging markets, and up to 20% of its total assets in non-dollar securities.

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

4.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following disclosure is added after the highest and lowest quarterly results:

Please see the “Related Composite Performance” section in the Fund’s prospectus for performance information for other accounts managed by Wellington Management with investment objectives and strategies similar to those of the Fund.

5.             Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is HL Investment Advisors, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Managers	Title	Involved with Fund Since
Campe Goodman, CFA	Vice President and Fixed Income Portfolio Manager	2012

Lucius T. Hill III	Senior Vice President and Fixed Income Portfolio Manager	2012

Joseph F. Marvan, CFA	Senior Vice President and Fixed Income Portfolio Manager	2012

6.             Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the last paragraph is deleted and replaced with the following:

The sub-adviser, Wellington Management, emphasizes identification of structural and cyclical themes that may unfold over the intermediate to long term complemented by shorter-term opportunistic themes created by market dislocations. The investment team is organized with generalist portfolio managers leading sector, rates and risk positioning decisions, working with a team of specialist portfolio managers who drive individual sector and security selection strategies.

7.             Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2011, Wellington Management had investment management authority with respect to approximately $651 billion in assets.

8.             Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Campe Goodman, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Goodman joined Wellington Management as an investment professional in 2000.

Lucius T. Hill III, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Hill joined Wellington Management as an investment professional in 1993.

Joseph F. Marvan, CFA, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Marvan joined Wellington Management as an investment professional in 2003.

9.             Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the last sentence of the first paragraph is deleted and replaced with the following:

A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the Fund will be available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2011.

10.           Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  As of March 5, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

11.           The following is added as a new section after the “PERFORMANCE NOTES” section in the Prospectus (with corresponding changes to the table of contents):

RELATED COMPOSITE PERFORMANCE

The following tables present the past performance of a composite of certain accounts managed by Wellington Management, which serves as the sub-adviser to the Fund.  Wellington Management’s Core Bond Plus Composite consists of all fee paying accounts under discretionary management by Wellington Management in Wellington Management’s Core Bond Plus investment strategy that have investment objectives, policies and strategies substantially similar to those of the Fund.  The performance has been adjusted to reflect the operating costs of the Fund.  Historical performance has been prepared in compliance with the Global Investment Performance Standards (GIPS®).  The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method.  Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax.  Because the gross performance data shown in the tables does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Wellington Management in managing all Core Bond Plus portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund.  To calculate the performance of the composite net of Class IA expenses, the total annual fund operating expenses for Class IA shares, as set forth in the Fund’s fee table in the Summary Section, were used. The expenses are higher than the highest management fee applicable to any account in the composite.

The accounts that are included in Wellington Management’s Core Bond Plus Composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code.  Consequently, the performance results for the composite may have been less favorable had it been regulated as an investment company under the federal securities laws.

The historical performance of Wellington Management’s Core Bond Plus Composite is not that of the Fund, is not a substitute for the Fund’s performance and is not necessarily indicative of any fund’s future results.  Information about the past performance of the Fund appears in this prospectus under the heading “SUMMARY SECTION — Past Performance.”  Wellington Management replaced the Fund’s prior sub-adviser as of March 5, 2012 and the performance of Wellington Management’s Core Bond Plus Composite represents its performance managing Core Bond Plus portfolios, which, as described above, are those with investment objectives, policies and strategies substantially similar to those of the Fund.  The Fund’s actual performance may differ significantly from the past performance of the composite.  The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing the Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance.

WELLINGTON MANAGEMENT CORE BOND PLUS COMPOSITE PERFORMANCE*

Average Annual Total Returns for the Periods Ended December 31, 2011:

	1 Year	5 Years	10 Years
Composite (Net of Class IA expenses)	7.18%	6.82%	6.14%
Composite (Gross)	7.71%	7.34%	6.66%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%

Total Returns For the Periods Ended December 31, 2011:

	2007	2008	2009	2010	2011
Composite (Net of Class IA expenses)	5.14%	-6.20%	21.15%	8.59%	7.18%
Composite (Gross)	5.65%	-5.74%	21.75%	9.12%	7.71%
Barclays Capital U.S. Aggregate Bond Index	6.97%	5.24%	5.93%	6.54%	7.84%

	2002	2003	2004	2005	2006
Composite (Net of Class IA expenses)	7.47%	8.41%	4.55%	2.61%	4.41%
Composite (Gross)	8.00%	8.94%	5.06%	3.12%	4.93%
Barclays Capital U.S. Aggregate Bond Index	10.25%	4.10%	4.34%	2.43%	4.33%

* This is not the performance of the Fund. While the number of accounts included in the Core Bond Plus Composite has varied over time, as of December 31, 2011, it was composed of ten accounts, totaling approximately $1.16 billion.

Management Fee Schedule Change

As of March 1, 2012, the above referenced Prospectus is revised as follows:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE,” the last paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.525% of the first $250 million, 0.500% of the next $250 million, 0.475% of the next $500 million, 0.450% of the next $1.5 billion, 0.445% of the next $2.5 billion, 0.430% of the next $5 billion, and 0.420% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

HARTFORD VALUE HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS DATED MAY 1, 2011, AS LAST AMENDED JUNE 1, 2011

At a meeting of the Board of Directors of Hartford Series Fund, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of Hartford Value HLS Fund (the “Fund”).  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.  Accordingly, effective March 1, 2012, the above referenced Prospectus is revised as follows:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE”, the last paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.775% of the first $250 million, 0.725% of the next $250 million, 0.675% of the next $500 million, 0.625% of the next $1.5 billion, 0.620% of the next $2.5 billion, 0.615% of the next $5 billion, and 0.610% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.